Columbia Select Mid Cap Value Fund
Third Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Mid Cap Value Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 3.9%
Entertainment 1.9%
Take-Two Interactive Software, Inc.(a)	201,216	49,513,221
Media 2.0%
Nexstar Media Group, Inc., Class A	265,553	51,023,354
Total Communication Services		100,536,575
Consumer Discretionary 9.9%
Hotels, Restaurants & Leisure 2.0%
Hyatt Hotels Corp., Class A	305,653	50,246,297
Household Durables 2.3%
D.R. Horton, Inc.	380,519	60,506,326
Leisure Products 2.3%
Hasbro, Inc.	723,183	59,734,916
Specialty Retail 3.3%
Burlington Stores, Inc.(a)	121,401	30,620,974
O’Reilly Automotive, Inc.(a)	534,570	54,365,769
Total		84,986,743
Total Consumer Discretionary		255,474,282
Consumer Staples 5.4%
Consumer Staples Distribution & Retail 3.9%
Dollar Tree, Inc.(a)	412,491	45,708,128
U.S. Foods Holding Corp.(a)	682,010	53,653,726
Total		99,361,854
Food Products 1.5%
Tyson Foods, Inc., Class A	680,090	39,479,225
Total Consumer Staples		138,841,079
Energy 5.7%
Oil, Gas & Consumable Fuels 5.7%
Devon Energy Corp.	1,742,578	64,579,941
Marathon Petroleum Corp.	424,744	82,285,655
Total		146,865,596
Total Energy		146,865,596
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 16.9%
Banks 4.7%
Popular, Inc.	510,826	58,596,851
Regions Financial Corp.	2,457,376	62,540,219
Total		121,137,070
Capital Markets 2.1%
Carlyle Group, Inc. (The)	991,769	54,081,164
Consumer Finance 2.2%
Capital One Financial Corp.	265,222	58,102,183
Financial Services 3.3%
Global Payments, Inc.	477,268	36,157,823
Voya Financial, Inc.	694,299	48,809,220
Total		84,967,043
Insurance 4.6%
Hanover Insurance Group, Inc. (The)	291,697	54,124,378
Kemper Corp.	619,937	25,243,835
Reinsurance Group of America, Inc.	201,121	38,186,844
Total		117,555,057
Total Financials		435,842,517
Health Care 8.0%
Health Care Equipment & Supplies 1.7%
Zimmer Biomet Holdings, Inc.	452,850	44,161,932
Health Care Providers & Services 4.4%
Centene Corp.(a)	619,923	24,387,771
Humana, Inc.	102,988	25,311,361
Quest Diagnostics, Inc.	336,547	63,667,961
Total		113,367,093
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	308,286	47,321,901
Total Health Care		204,850,926
Industrials 16.8%
Aerospace & Defense 1.9%
ATI, Inc.(a)	475,699	47,950,459
Building Products 2.1%
Trane Technologies PLC	126,506	53,319,749

Columbia Select Mid Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Mid Cap Value Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.7%
AMETEK, Inc.	356,350	70,518,101
Machinery 5.4%
Ingersoll Rand, Inc.	749,981	60,253,474
ITT, Inc.	419,995	77,346,279
Total		137,599,753
Passenger Airlines 2.1%
Southwest Airlines Co.	1,578,933	54,962,658
Professional Services 2.6%
CACI International, Inc., Class A(a)	108,821	67,153,439
Total Industrials		431,504,159
Information Technology 10.2%
Communications Equipment 1.6%
Motorola Solutions, Inc.	108,761	40,206,766
Electronic Equipment, Instruments & Components 2.8%
Corning, Inc.	869,423	73,205,417
Semiconductors & Semiconductor Equipment 5.8%
Marvell Technology, Inc.	506,655	45,294,957
ON Semiconductor Corp.(a)	885,357	44,480,336
Teradyne, Inc.	320,822	58,354,313
Total		148,129,606
Total Information Technology		261,541,789
Materials 4.4%
Chemicals 1.1%
Chemours Co. LLC (The)	2,320,077	29,673,785
Containers & Packaging 1.8%
Smurfit WestRock PLC	1,283,495	45,807,936
Metals & Mining 1.5%
Freeport-McMoRan, Inc.	882,849	37,944,850
Total Materials		113,426,571
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 9.1%
Health Care REITs 3.3%
Welltower, Inc.	402,913	83,894,545
Industrial REITs 2.2%
First Industrial Realty Trust, Inc.	998,456	57,151,621
Specialized REITs 3.6%
Gaming and Leisure Properties, Inc.	1,078,607	46,951,763
Lamar Advertising Co., Class A	340,884	45,129,633
Total		92,081,396
Total Real Estate		233,127,562
Utilities 8.3%
Electric Utilities 5.2%
Entergy Corp.	903,008	88,061,340
PG&E Corp.	2,941,213	47,412,354
Total		135,473,694
Multi-Utilities 3.1%
Ameren Corp.	744,840	79,213,734
Total Utilities		214,687,428
Total Common Stocks (Cost $1,422,295,437)		2,536,698,484

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(c)	30,747,937	30,738,712
Total Money Market Funds (Cost $30,733,222)		30,738,712
Total Investments in Securities (Cost: $1,453,028,659)		2,567,437,196
Other Assets & Liabilities, Net		5,626,010
Net Assets		2,573,063,206
Columbia Select Mid Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Mid Cap Value Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	47,893,645	239,744,054	(256,895,771)	(3,216)	30,738,712	2,015	912,501	30,747,937
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Select Mid Cap Value Fund  | 2025

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